Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

Note 4 – Notes Payable, Related Party Notes Payable, Convertible Bridge Loans Payable, Revenue Financing Arrangements and Bridge Loan  Payable

Notes payable are generally nonrecourse and secured by all Company owned assets.

	Interest Rate	March 31, 2021	December 31, 2020
Notes Payable

In February 2014, we entered into a 12-month term loan agreement with an individual in the amount of $200,000. The note included warrants for 66,146 shares of common stock at $0.73 per share. The warrants expired on February 28, 2017 and none were exercised at that date. The note matured and remains in default.	15%	150,000	150,000

In March 2014, we entered into a short-term loan agreement with an entity in the amount of $200,000. The note included warrants for 272,584 shares of common stock at $0.94 per share. The warrants expired on February 28, 2017 and none were exercised at that date. The loan matured and remains in default.	8%	200,000	200,000

In May 2020, we entered into a two year loan with the SBA under the Paycheck Protection Program established by the CARES Act in the amount of $94,833. The note requires monthly payments of principal and interest starting in December 2020 and maturing in May 2021. See note 13.	1%	94,833	89,612

In June 2020, we entered into a six-month loan with an individual in the amount of $100,000. The loan matures in December 2020 with principal and interest due at maturity.	12%	—	100,000
In August 2020, we entered into a nine-month loan with a company in the amount of $112,000. The loan requires 9 amortized payments of principal and interest in the amount of $12,246 with the final payment due September 2020.	4.8%	25,238	62,719
Notes payable for license agreements due in 36 monthly payments of $10,000, interest imputed at 10%, maturing in January 2021.	10.0%	29,212	59,212
In December 2020, we entered into a 56 month loan with a company in the amount of $1,578,237. The loan requires payments of 3.75% of the previous months revenue.	Various	1,578,237	1,578,237

	Total notes payable	$2,077,520	$2,239,780

	Less current portion	(837,477)	(999,736)

	Long-term notes payable	$1,240,044	$1,240,044

Interest expense on notes payable was $9,625 and $49,430 for the three months ended March 31, 2021 and 2020, respectively. Accrued interest was $273,880 at March 31, 2021.

Related Parties Notes Payable

In December 2020, we entered into a 18 month loan with an individual in the amount of $2,000,000. The loan requires 18 monthly amortized payments of principal and interest in the amount of $144,444 with the final payment due June 2022.	2.0%	1,664,702	2,000,000

	Less current portion	(1,331,762)	(1,333,333)

	Long-term notes payable	$ 332,940	$ 666,667

Interest expense on related party notes payable was $0 and $37,967 for the three months ended March 31, 2021 and 2020, respectively. Accrued interest was $0 as of March 31, 2021.

	Interest	March 31,	December 31,
	Rate	2021	2020
Convertible Bridge Loans Payable

In May 2015, we entered into a 3-month term loan agreement with an individual in the amount of $100,000. The annual interest rate for this bridge loan was 32% for the first 90 days, and 4% thereafter, compounded monthly.	Variable	$100,000	$100,000

Interest expense on the convertible bridge loans payable was $32,000 and $93,785 for the three months ended March 31, 2021 and 2020, respectively. Accrued interest was $179,215 at March 31, 2021.

On April 24, 2017, a note holder filed a complaint against the Company for a promissory note in default. The note holder is requesting summary judgment in the amount of $279,215.

Note 4 – Debt

Notes payable are generally nonrecourse and secured by all Company owned assets.

	Interest Rate	December 31, 2020	December 31, 2019
Notes Payable

In October 2013, we entered into a short-term loan agreement with an entity in the amount of $25,000. The note matured and in March 2020 the full outstanding principal balance of $25,000 and unpaid accrued interest of $11,345 was converted into 234,767 shares of common stock.	7%	$-	$25,000

In February 2014, we entered into a 12-month term loan agreement with an individual in the amount of $200,000. The note included warrants for 66,146 shares of common stock at $0.73 per share. The warrants expired and were not exercised by February 28, 2017. The note matured and remains in default.	15%	150,000	150,000

In March 2014, we entered into a 12-month term loan agreement with an individual in the amount of $500,000. The note included warrants for 681,461 shares of common stock at $0.92 per share. The warrants expired and unexercised by February 28, 2017. The note matured and in March 2020 the full outstanding principal balance of $500,000 and unpaid accrued interest of $373,065 was converted into 1,124,802 shares of common stock.	15%	-	500,000

In March 2014, we entered into a short-term loan agreement with an entity in the amount of $200,000. The note included warrants for 272,584 shares of common stock at $0.94 per share. The warrants expired and unexercised by February 28, 2017. The loans matured and remains in default.	8%	200,000	200,000

In May 2020, we entered into a two year loan with an entity under the Paycheck Protection Program established by the CARES Act in the amount of $89,612. The note requires monthly payments of principal and interest starting in December 2020 and maturing in May 2020. We expect $73,167 of the loan amount to be forgiven in accordance with the CARES Act.	1%	89,612	-

In June 2020, we entered into a six-month loan with an individual in the amount of $100,000. The loans matured and remains in default.	12%	100,000	-

In August 2020, we entered into a nine-month loan with a company in the amount of $112,000. The loan requires 9 monthly payments of principal and interest in the amount of $12,246.66 with the final payment due May 2021.	4.8%	62,719	-

Notes payable for license agreements due in 36 monthly payments of $10,000, interest imputed at 10%, maturing in January 2021.	N/A	59,212	-

In December 2020, we entered into a 56 month loan with a company in the amount of $1,578,237. The loan requires variable payments and performance interest based on a percentage of revenue.	Various	1,578,237	-

		$2,239,780	$875,000

Interest expense on notes payable was $50,592 and $105,966 for the years ended December 31, 2020 and 2019, respectively. Accrued interest was $271,533 and $581,693 at 31, 2020 and December 31, 2019, respectively.

Concurrently with the consummation of the Merger with CMS, notes payable of $525,000 and accrued interest were converted to shares of Splash common stock, which were exchanged for Splash Beverage Group, Inc. [Formerly known as Canfield Medical Supply, Inc.] shares. Pursuant to the terms of the conversion agreements, these investors have the right to rescind the common shares received and receive replacement notes payable if we fail to raise $9 million in a secondary initial public offering by September 30, 2020 (subsequently extended to April 30, 2021). As a result, these shares are classified as mezzanine equity in our consolidated balance sheet. See Note 18.

	Interest Rate	December 31, 2020	December 31, 2019
Related Parties Notes Payable

During 2012, we entered into two 6-month term loan agreements with an entity, totaling $150,000. The notes included warrants for 68,146 shares of common stock at $0.73 per share which expired unexercised in 2017. The note matured and in March 2020 the full outstanding principal balance of $41,500 and unpaid accrued interest of $31,515 was converted into 98,726 shares of common stock.	7%	$-	$41,500

In March 2014, we entered into a $50,000 12-month term loan agreement. The note included warrants for 136,292 shares of common stock at $0.92 per share. The warrants expired unexercised on February 28, 2017. The note matured and in March 2020 the full outstanding principal balance of $50,000 and unpaid accrued interest of $24,145 was converted into 99,252 shares of common stock.	8%	-	50,000

During 2015, we entered into a 12-month term loan agreement with an individual in the amount $250,000. The note matured and in March 2020 the full outstanding principal balance of $250,000 and unpaid accrued interest of $101,850 was converted into 98,726 shares of common stock.	8%	-	250,000

In February 2012, we entered into a loan agreement with an officer of the Company in the amount of $100. On September 25, 2018 an additional $10,500 loan agreement was entered into. The note matured and in March 2020 the full outstanding principal balance of $10,600 and unpaid accrued interest of $1,189 was converted into 15,734 shares of common stock.	7%	-	10,600

During 2013, 2014, 2015, and 2016, we entered into several 12-month term loan agreements with an officer of the Company in the amounts of $57,000, $225,000, $105,000, and $9,000, respectively. The note matured and in March 2020 the full outstanding principal balance of $396,000 and unpaid accrued interest of $146,828 was converted into 727,344 shares of common stock.	7%	-	396,000

Continued on next page

	Interest Rate	December 31, 2020	December 31, 2019
Related Parties Notes Payable, continued

During 2012, 2013, 2014, and 2016, we entered into 6-month term loan agreements with an officer of the Company in the amounts of $155,000, $210,000, $150,000 and $40,000, all respectively. The notes included warrants for issuances of 204,438 shares of common stock at $.092 per share. The warrants expired unexercised on March 1, 2017. The note matured and in March 2020 the full outstanding principal balance of $495,000 and unpaid accrued interest of $213,010 was converted into 942,504 shares of common stock.	7%	-	495,000

During 2013, 2014 and 2017, we entered into 12-month term loan agreements with an officer of the Company in the amounts of $60,000, $50,000 and $10,000. The note matured and in March 2020 the full outstanding principal balance of $120,000 and unpaid accrued interest of $50,305 was converted into 228,328 shares of common stock.	7%	-	120,000

During 2018, we entered into a long term note payable with an entity owned by an officer for $12,000 to be payable on July 10, 2020. The note matured and in March 2020 the full outstanding principal balance of $12,000 and unpaid accrued interest of $1,050 was converted into 17,407 shares of common stock.	12%	-	12,000

In December 2020, we entered into a 18 month loan with an individual in the amount of $2,000,000. The loan requires 18 monthly amortized payments of principal and interest in the amount of $144,444 with the final payment due June 2022.	2%	2,000,000	-

During 2019, we entered into a term note payable with an entity owned by an officer for $130,000 to be paid on August 8, 2019. The note matured and in March 2020 the full outstanding principal balance of $130,000 and unpaid accrued interest of $9,078 was converted into 182,525 shares of common stock.	12%	-	130,000

		$2,000,000	$1,505,100

Interest expense on related party notes payable was $37,967 and $95,183 for the year ended December 31, 2020 and 2019, respectively. Accrued interest was $0 and $546,362 as of December 31, 2020 and December 31, 2019.

Concurrently with the consummation of the Merger with CMS, notes payable of $1,505,100 and accrued interest were converted to shares of Splash common stock, which were exchanged for Splash Beverage Group, Inc. (f/k/a Canfield Medical Supply, Inc.) shares. Pursuant to the terms of the conversion agreements, these investors have the right to rescind the common shares received and receive replacement notes payable if we fail to raise $9 million in a secondary initial public offering by September 30, 2020 (subsequently extended to April 30, 2021). As a result, these shares are classified as mezzanine equity in our consolidated balance sheet. See Note 18.

	Interest Rate	September 30, 2020	December 31, 2019
Convertible Bridge Loans Payable

In May 2015, we entered into a 3-month term loan agreement with an individual in the amount of $100,000. The annual interest rate for this bridge loan was 32% for the first 90 days, and 4% thereafter, compounded monthly. This loan matured and remains in default.	See left	$100,000	$100,000

In October 2015, we entered into a 3-month term loan agreement with two individuals in the amount of $25,000. On December 26, 2018, the outstanding principal and accrued interest of $14,388 was consolidated into a new $39,388 term loan due August 26, 2020. In March 2020 the full outstanding principal balance of $39,388 and unpaid accrued interest of $5,973 was converted into 59,694 shares of common stock.	12%	-	39,388

In June 2015, we entered into a 3-month term loan with two individuals in the amount of $100,000. On December 26, 2018, the outstanding principal amount of $100,000 and accrued interest of $64,307 was consolidated into a new $164,307 term loan due August 26, 2020. In March 2020 the full outstanding principal balance of $164,307 and unpaid accrued interest of $24,916 was converted into 249,013 shares of common stock.	12%	-	164,307

During 2016, 2017 and 2018, we entered into multiple loan agreements with an entity in varying amounts. On December 26, 2018, the outstanding principal of $235,500 and accrued interest of $155,861 was consolidated into a new $391,361 term due August 26, 2020. In March 2020 the full outstanding principal balance of $391,361 and unpaid accrued interest of $43,823 was converted into 435,184 shares of common stock.	12%	-	391,361

During 2016, we entered into 3-month term loan agreements with an individual totaling $20,000. The loan was extended to August 14, 2020. In March 2020 the full outstanding principal balance of $20,000 and unpaid accrued interest of $10,096 was converted into 41,336 shares of common stock.	9%	-	20,000

During 2014 through 2018, we entered into convertible promissory note agreements with various terms ranging from 90 days to 18 months at 18% interest with an entity which were consolidated into one loan at 12% in 2018 totaling $795,137 with a due date of August 26, 2020. In March 2020 the full outstanding principal balance of $795,137 and unpaid accrued interest of $89,037 was converted into 884,174 shares of common stock.	12%	-	795,137

During 2015 and 2016, we entered into a series of 3-month term convertible promissory note agreements at 18% interest with an entity which were consolidated into one loan at 12% in 2018 totaling $692,471 with a due date of August 26, 2020. In March 2020 the full outstanding principal balance of $692,471 and unpaid accrued interest of $77,541 was converted into 770,012 shares of common stock.	12%	-	692,471
		$100,000	$2,202,664

Interest expense on the convertible bridge loans payable was $117,785 and $310,865 for the year ended December 31, 2020 and 2019, respectively. Accrued interest was $117,785 and $439,344 as of December 31, 2020 and December 31, 2019.

On April 24, 2017, a note holder filed a complaint against the Company for a promissory note in default. The note holder is requesting summary judgment in the amount of $271,215.

Concurrently with the consummation of the Merger, notes payable of $2,102,664 and accrued interest were converted to shares of Splash common stock, which were exchanged for Splash Beverage Group, Inc. [Formerly known as Canfield Medical Supply, Inc. shares. Pursuant to the terms of the conversion agreements, these investors have the right to rescind the common shares received and receive replacement notes payable if we fail to raise $9 million in a secondary initial public offering by September 30, 2020 (subsequently extended to April 30, 2021). As a result, these shares are classified as mezzanine equity in our consolidated balance sheet. See Note 18.

	Interest Rate	2020	2019
Revenue Financing Arrangements

During August 2015, we entered into a 3-month term loan agreement with an entity in the amount of $50,000, with required daily payments of $999. we entered into two additional 3-month loan agreements with the entity in 2016 in the amounts of $60,000 and $57,000, with required daily payments of $928 and $713, respectively. The term loans have been paid.	10%	-	28,032

During November 2016, we entered into a short-term loan agreement with an entity in the amount of $55,000 with required daily payments of $1,299. The note was in default as of December 31, 2018. In 2019, we entered into a settlement agreement with monthly installment payments of $6,000. The loan was fully repaid in 2020.	12%	-	17,435
		$-	$45,464

Interest expense on the revenue financing arrangements was $25,067 and $2,557 for the year ended December 31, 2020 and 2019, respectively. Accrued interest was $0 and $32,154 at December 31, 2020 and December 31, 2019.

Bridge Loan Payable

We issued a bridge loan in October 2018 for $2 million with a one-year maturity to GMA Bridge Fund LLC (“GMA”). This bridge loan contains a 10% administration fee of which the full $200,000 was accrued at December 31, 2019 and included in bridge loan payable, net. We incurred $271,670 of loan costs, which was fully amortized at December 31, 2019. Interest on the bridge loan was 0.5% monthly for the first six months and 0.75% monthly for the next six months. At the same time the debt was issued, we entered into a separate agreement in which GMA provided consulting services for one year (“Consulting Agreement”). We compensated GMA for the Consulting Agreement services by issuance of a warrant with a 5-year term to acquire 1,362,922 shares of our common stock at an exercise price of $0.01 per share. The warrant vested immediately. The value of the warrant, based on a Black-Scholes option pricing model, was $991,423 and was expensed in full in 2018. Interest expense on the bridge loan for the year ended December 31, 2020 and 2019 was $0 and $137,637 and accrued interest at December 31, 2020 and 2019 was $0 and $166,240.

As part of GMA’s conversion agreement, we reissued the original warrants to purchase 1 million shares and granted additional warrants to purchase 1 million shares. The value of the warrants based on a Black-Scholes option pricing model, was $1,657,805, and was expensed.

Concurrently with the consummation of the Merger, the $2,500,000 note payable of was converted to shares of Splash common stock, which were exchanged for Splash Beverage Group, Inc. [Formerly known as Canfield Medical Supply, Inc.] shares. Pursuant to the terms of the conversion agreements, GMA has the right to rescind the common shares received and receive replacement notes payable if we fail to raise $9 million in a secondary initial public offering by September 30, 2020 (subsequently extended to April 30, 2021). As a result, these shares are classified as mezzanine equity in our consolidated balance sheet. See Note 18